Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$53,918,073.19	0.1711685	$29,056,052.61	0.0922414	$24,862,020.59
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$513,178,073.19	0.5110012	$488,316,052.61	0.4862447	$24,862,020.59

Weighted Avg. Coupon (WAC)	4.39%		4.39%
Weighted Avg. Remaining Maturity (WARM)	40.13		39.25
Pool Receivables Balance	$583,800,558.55		$555,117,275.87
Remaining Number of Receivables	48,097		46,963

Adjusted Pool Balance	$573,728,356.22		$545,635,677.59

III. COLLECTIONS

Principal:
Principal Collections	$27,991,466.17
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$698,657.06
Total Principal Collections	$28,690,123.23

Interest:
Interest Collections	$2,027,351.94
Late Fees & Other Charges	$39,001.14
Interest on Repurchase Principal	$-
Total Interest Collections	$2,066,353.08

Collection Account Interest	$2,326.17
Reserve Account Interest	$491.54
Servicer Advances	$-

Total Collections	$30,759,294.02

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,759,294.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,759,294.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$486,500.47		$486,500.47	$486,500.47
Collection Account Interest					$2,326.17
Late Fees & Other Charges					$39,001.14
Total due to Servicer					$527,827.78

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$27,857.67		$27,857.67
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$419,639.34		$419,639.34	$419,639.34

Available Funds Remaining:					$29,811,826.90

3. Principal Distribution Amount:					$24,862,020.59

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$24,862,020.59
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	24,862,020.59	$24,862,020.59
Total Noteholders Principal		$24,862,020.59

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			4,949,806.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,072,202.33
Beginning Period Amount	$10,072,202.33
Current Period Amortization	$590,604.05
Ending Period Required Amount	$9,481,598.28
Ending Period Amount	$9,481,598.28
Next Distribution Date Required Amount	$8,912,274.40

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$60,550,283.02	$57,319,624.98	$57,319,624.98
Overcollateralization as a % of Adjusted Pool	10.55%	10.51%	10.51%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	18
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.93%	46,461	98.64%	$547,552,716.48
30 - 60 Days	0.89%	420	1.14%	$6,301,027.63
61 - 90 Days	0.16%	74	0.20%	$1,121,210.95
91 + Days	0.02%	8	0.03%	$142,320.81
		46,963		$555,117,275.87
Total
Delinquent Receivables 61 + days past due	0.17%	82	0.23%	$1,263,531.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	77	0.20%	$1,194,564.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	133	0.35%	$2,115,213.14
Three-Month Average Delinquency Ratio	0.20%		0.26%

Repossession in Current Period		19		$289,567.91
Repossession Inventory		56		$248,902.27

Charge-Offs
Gross Principal of Charge-Off for Current Period				$691,816.51
Recoveries				$(698,657.06)
Net Charge-offs for Current Period				$(6,840.55)

Beginning Pool Balance for Current Period				$583,800,558.55

Net Loss Ratio				-0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.43%
Net Loss Ratio for 2nd Preceding Collection Period				0.91%
Three-Month Average Net Loss Ratio for Current Period				0.44%

Cumulative Net Losses for All Periods				$4,993,929.99
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$1,557,041.46
Number of Extensions				95

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